Segment Information - Summary of Other Selected Income Statement Items (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	€ 876	€ 1,072	€ 586
Depreciation	87	80	105
Impairment charges / (reversals) on financial assets, excluding receivables	60	41	42
Impairment charges / (reversals) on non-financial assets and receivables	109	36
Operating segments [member] | Americas [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	685	852	336
Depreciation	44	38	44
Impairment charges / (reversals) on financial assets, excluding receivables	(12)	(9)	19
Impairment charges / (reversals) on non-financial assets and receivables	3	19	(2)
Operating segments [member] | The Netherlands [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	4	25	27
Depreciation	18	12	16
Impairment charges / (reversals) on financial assets, excluding receivables	72	34	17
Impairment charges / (reversals) on non-financial assets and receivables	94	15	3
Operating segments [member] | United Kingdom [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	117	119	134
Depreciation	12	14	28
Impairment charges / (reversals) on non-financial assets and receivables		1
Operating segments [member] | Southern & Eastern Europe [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	37	52	55
Depreciation	11	12	11
Impairment charges / (reversals) on financial assets, excluding receivables		1	2
Impairment charges / (reversals) on non-financial assets and receivables	3
Operating segments [member] | Asia [member]
Disclosure of other selected income statement [line items]
Amortization of deferred expenses, VOBA and future servicing rights	32	24	33
Depreciation	1	1	1
Impairment charges / (reversals) on financial assets, excluding receivables	0	5
Impairment charges / (reversals) on non-financial assets and receivables		1
Operating segments [member] | Holding and other activities [member]
Disclosure of other selected income statement [line items]
Depreciation	2	2	2
Impairment charges / (reversals) on financial assets, excluding receivables	0	9	3
Impairment charges / (reversals) on non-financial assets and receivables	10
Operating segments [member] | Asset management [member]
Disclosure of other selected income statement [line items]
Depreciation	€ 1	€ 1	€ 3